Mineral Properties, Plant and Equipment - Rollforward of Carrying Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	$ 5,325	$ 5,675
Additions	410	394
MAG acquisition	54
Net smelter return royalties acquired		30
Disposals	(8)	(9)
Disposition of subsidiaries	(68)	(223)
Depreciation and amortization	(513)	(522)
Depreciation charge captured in inventory	39	(41)
Transfers	0	0
Asset retirement obligations – changes in estimate (Note 16)	99	21
Carrying value, ending	5,338	5,325
Depreciation and amortization included in mine care and maintenance	2	1
Depreciation and amortization	14	(50)
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	9,497
Carrying value, ending	9,861	9,497
Accumulated depreciation and impairments
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(4,172)
Carrying value, ending	(4,523)	(4,172)
Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	1,058	998
Additions	111	84
MAG acquisition	2
Net smelter return royalties acquired		0
Disposals	(7)	(7)
Disposition of subsidiaries	0	(3)
Depreciation and amortization	(211)	(209)
Depreciation charge captured in inventory	0	0
Transfers	157	195
Asset retirement obligations – changes in estimate (Note 16)	0	0
Carrying value, ending	1,110	1,058
Plant and Equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	2,192
Carrying value, ending	2,260	2,192
Plant and Equipment | Accumulated depreciation and impairments
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(1,134)
Carrying value, ending	(1,150)	(1,134)
Depletable, Reserves and Resources | Mining Properties
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	2,132	2,413
Additions	264	287
MAG acquisition	0
Net smelter return royalties acquired		0
Disposals	(1)	(1)
Disposition of subsidiaries	0	(103)
Depreciation and amortization	(300)	(312)
Depreciation charge captured in inventory	39	(41)
Transfers	(71)	(132)
Asset retirement obligations – changes in estimate (Note 16)	95	21
Carrying value, ending	2,158	2,132
Depletable, Reserves and Resources | Mining Properties | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	4,245
Carrying value, ending	4,614	4,245
Depletable, Reserves and Resources | Mining Properties | Accumulated depreciation and impairments
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(2,113)
Carrying value, ending	(2,456)	(2,113)
Non-depletable, Reserves and Resources | Mining Properties
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	1,625	1,632
Additions	27	21
MAG acquisition	0
Net smelter return royalties acquired		0
Disposals	0	(1)
Disposition of subsidiaries	0	0
Depreciation and amortization	(2)	(1)
Depreciation charge captured in inventory	0	0
Transfers	(86)	(26)
Asset retirement obligations – changes in estimate (Note 16)	4	0
Carrying value, ending	1,568	1,625
Non-depletable, Reserves and Resources | Mining Properties | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	2,497
Carrying value, ending	2,439	2,497
Non-depletable, Reserves and Resources | Mining Properties | Accumulated depreciation and impairments
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(872)
Carrying value, ending	(871)	(872)
Non-depletable, Exploration and Evaluation | Mining Properties
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	510	632
Additions	8	2
MAG acquisition	52
Net smelter return royalties acquired		30
Disposals	0	0
Disposition of subsidiaries	(68)	(117)
Depreciation and amortization	0	0
Depreciation charge captured in inventory	0	0
Transfers	0	(37)
Asset retirement obligations – changes in estimate (Note 16)	0	0
Carrying value, ending	502	510
Non-depletable, Exploration and Evaluation | Mining Properties | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	563
Carrying value, ending	548	563
Non-depletable, Exploration and Evaluation | Mining Properties | Accumulated depreciation and impairments
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(53)
Carrying value, ending	$ (46)	$ (53)